Bank Loans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2011	Apr. 14, 2009 Term Loan A USD ($)	Apr. 14, 2009 Term Loan A CNY	Apr. 26, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2009 Three Month LIBOR	Jul. 18, 2011 Revolving Credit Facility USD ($)	Dec. 31, 2009 Revolving Credit Facility USD ($)	Jul. 18, 2011 Revolving Credit Facility Six Month LIBOR
Debt Disclosure [Line Items]
Debt instrument maturity period			1 year	1 year	2 years		1 year	1 year
Revolving working capital facility							$ 50,000	$ 25,000
Borrowing capacity								13,000
Revolving working capital facility, outstanding balance								5,000
Unused facility								8,000
Margin of interest charged above LIBOR					2.10%	1.30%			1.80%
Revolving working capital facility, repaid	5,000
Revolving working capital facility, renewal date	June 2009
Revolving working capital facility, expiration date	March 2010
Term loan facility			54,000		35,000
Interest rate on loan			1.451%	1.451%
Secured Fixed deposit			$ 54,000	367,180
Weighted average interest rate		2.30%